Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 03, 2012 Pension [Member]	Dec. 31, 2011 Pension [Member]	Dec. 31, 2010 Pension [Member]	Dec. 31, 2011 Post-Retirement [Member]	Dec. 31, 2011 Post-Employment [Member]	Dec. 31, 2010 Post-Employment [Member]	Dec. 31, 2011 Emerging Markets [Member] Equity Securities [Member]	Dec. 31, 2011 Fixed Income [Member] Below Investment Grade And No Rating [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation					$ 6,600,000,000	$ 6,100,000,000
Estimated net loss expected to be amortized from accumulated other comprehensive losses					224,000,000		49,000,000	18,000,000
Estimated prior service cost expected to be amortized from accumulated other comprehensive losses					10,000,000		(47,000,000)
Amounts charged to expense for defined contribution plans	106,000,000	108,000,000	106,000,000
Plan assets, target allocation percentage of equity securities	55.00%
Plan assets, target allocation percentage of fixed income investments	45.00%
Composition of plan assets, equity securities	53.00%									4.00%
Composition of plan assets, fixed income holdings	23.00%										10.00%
Composition of plan assets, U.S. Treasury and Foreign Government securities	17.00%
Composition of plan assets, other types of investments	7.00%
Composition of total plan assets										2.00%	5.00%
Employer contributions				500,000,000
Minimum expected additional employer contributions in next fiscal year					25,000,000
Maximum expected additional employer contributions in next fiscal year					50,000,000
Current portion of postretirement health care costs accrued and recognized in other accrued liabilities	$ 146,000,000	$ 146,000,000
Weighted-average discount rate used to determine accrued postemployment costs								2.80%	3.80%
Weighted-average ultimate annual turnover rate								1.00%	0.50%
Rate of assumed compensation cost increase								4.00%	4.00%